Distribution Date:	04/10/26	Citigroup Commercial Mortgage Trust 2016-GC36
Determination Date:	04/06/26
Next Distribution Date:	05/12/26
Record Date:	03/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-GC36

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	Citigroup Commercial Mortgage Securities Inc.

Certificate Factor Detail	3		Attention: Richard Simpson	(212) 816-5343	richard.simpson@citi.com; ryan.m.oconnor@citi.com

Certificate Interest Reconciliation Detail	4		388 Greenwich Street, 6th Floor | New York, NY 10013 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Exchangeable Certificate Factor Detail	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Additional Information	7	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Heather Bennett and Arnold Shulkin		hbennett@starwood.com; AShulkin@lnrpartners.com;
Bond / Collateral Reconciliation - Balances	9				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15	Representations Reviewer

Mortgage Loan Detail (Part 2)	16		Attention: Transaction Manager		notices@pentalphasurveillance.com

Principal Prepayment Detail	17		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
Delinquency Loan Detail	19		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;

Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	22-23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25	Controlling Class	Eightfold Real Estate Capital, L.P.
		Representative
Historical Bond / Collateral Loss Reconciliation Detail	26
			-
Interest Shortfall Detail - Collateral Level	27

Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	17324TAA7	1.613000%	42,973,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	17324TAB5	2.292000%	22,079,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	17324TAC3	3.524000%	33,518,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	17324TAD1	3.349000%	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	17324TAE9	3.616000%	415,175,000.00	107,592,182.36	275,886.62	324,211.11	0.00	0.00	600,097.73	107,316,295.74	76.37%	30.00%
A-AB	17324TAF6	3.368000%	70,409,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00	64.91%	25.50%
B	17324TAK5	4.803021%	75,136,000.00	75,136,000.00	0.00	300,733.15	0.00	0.00	300,733.15	75,136,000.00	48.37%	19.00%
C	17324TAM1	4.803021%	54,907,000.00	54,907,000.00	0.00	219,766.23	0.00	0.00	219,766.23	54,907,000.00	36.27%	14.25%
D	17324TAN9	2.850000%	65,021,000.00	65,021,000.00	0.00	154,424.88	0.00	0.00	154,424.88	65,021,000.00	21.96%	8.63%
E	17324TAQ2	4.803021%	28,898,000.00	28,898,000.00	0.00	115,664.75	0.00	0.00	115,664.75	28,898,000.00	15.59%	6.13%
F	17324TAS8	4.803021%	11,560,000.00	11,560,000.00	0.00	46,269.10	0.00	0.00	46,269.10	11,560,000.00	13.05%	5.13%
G	17324TAU3	4.803021%	15,894,000.00	15,894,000.00	0.00	63,616.01	0.00	0.00	63,616.01	15,894,000.00	9.55%	3.75%
H*	17324TAW9	4.803021%	43,347,829.00	43,347,829.00	0.00	59,946.11	0.00	0.00	59,946.11	43,347,829.00	0.00%	0.00%
R	17324TBA6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,155,934,830.00	454,373,011.36	275,886.62	1,451,475.87	0.00	0.00	1,727,362.49	454,097,124.74

X-A	17324TAG4	1.111086%	861,171,000.00	159,609,182.36	0.00	147,782.90	0.00	0.00	147,782.90	159,333,295.74
X-D	17324TAY5	1.953021%	65,021,000.00	65,021,000.00	0.00	105,822.81	0.00	0.00	105,822.81	65,021,000.00
Notional SubTotal			926,192,000.00	224,630,182.36	0.00	253,605.71	0.00	0.00	253,605.71	224,354,295.74

Deal Distribution Total					275,886.62	1,705,081.58	0.00	0.00	1,980,968.20

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	17324TAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	17324TAB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	17324TAC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	17324TAD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	17324TAE9	259.14899105	0.66450682	0.78090229	0.00000000	0.00000000	0.00000000	0.00000000	1.44540912	258.48448423
A-AB	17324TAF6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	17324TAJ8	1,000.00000000	0.00000000	3.20750005	0.00000000	0.00000000	0.00000000	0.00000000	3.20750005	1,000.00000000
B	17324TAK5	1,000.00000000	0.00000000	4.00251744	0.00000000	0.00000000	0.00000000	0.00000000	4.00251744	1,000.00000000
C	17324TAM1	1,000.00000000	0.00000000	4.00251753	0.00000000	0.00000000	0.00000000	0.00000000	4.00251753	1,000.00000000
D	17324TAN9	1,000.00000000	0.00000000	2.37500008	0.00000000	0.00000000	0.00000000	0.00000000	2.37500008	1,000.00000000
E	17324TAQ2	1,000.00000000	0.00000000	4.00251748	0.00000000	0.00000000	0.00000000	0.00000000	4.00251748	1,000.00000000
F	17324TAS8	1,000.00000000	0.00000000	4.00251730	0.00000000	0.00000000	0.00000000	0.00000000	4.00251730	1,000.00000000
G	17324TAU3	1,000.00000000	0.00000000	4.00251730	0.00000000	0.00000000	0.00000000	0.00000000	4.00251730	1,000.00000000
H	17324TAW9	1,000.00000000	0.00000000	1.38290916	2.61960824	58.79236051	0.00000000	0.00000000	1.38290916	1,000.00000000
R	17324TBA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	17324TAG4	185.33970879	0.00000000	0.17160692	0.00000000	0.00000000	0.00000000	0.00000000	0.17160692	185.01934661
X-D	17324TAY5	1,000.00000000	0.00000000	1.62751742	0.00000000	0.00000000	0.00000000	0.00000000	1.62751742	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	03/01/26 - 03/30/26	30	0.00	324,211.11	0.00	324,211.11	0.00	0.00	0.00	324,211.11	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	03/01/26 - 03/30/26	30	0.00	147,782.90	0.00	147,782.90	0.00	0.00	0.00	147,782.90	0.00
A-S	03/01/26 - 03/30/26	30	0.00	166,844.53	0.00	166,844.53	0.00	0.00	0.00	166,844.53	0.00
B	03/01/26 - 03/30/26	30	0.00	300,733.15	0.00	300,733.15	0.00	0.00	0.00	300,733.15	0.00
C	03/01/26 - 03/30/26	30	0.00	219,766.23	0.00	219,766.23	0.00	0.00	0.00	219,766.23	0.00
D	03/01/26 - 03/30/26	30	0.00	154,424.88	0.00	154,424.88	0.00	0.00	0.00	154,424.88	0.00
X-D	03/01/26 - 03/30/26	30	0.00	105,822.81	0.00	105,822.81	0.00	0.00	0.00	105,822.81	0.00
E	03/01/26 - 03/30/26	30	0.00	115,664.75	0.00	115,664.75	0.00	0.00	0.00	115,664.75	0.00
F	03/01/26 - 03/30/26	30	0.00	46,269.10	0.00	46,269.10	0.00	0.00	0.00	46,269.10	0.00
G	03/01/26 - 03/30/26	30	0.00	63,616.01	0.00	63,616.01	0.00	0.00	0.00	63,616.01	0.00
H	03/01/26 - 03/30/26	30	2,425,259.72	173,500.44	0.00	173,500.44	113,554.33	0.00	0.00	59,946.11	2,548,521.19
Totals			2,425,259.72	1,818,635.91	0.00	1,818,635.91	113,554.33	0.00	0.00	1,705,081.58	2,548,521.19

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	17324TAJ8	3.849000%	52,017,000.00	52,017,000.00	0.00	166,844.53	0.00	0.00	166,844.53	52,017,000.00
A-S (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	17324TAK5	4.803021%	75,136,000.00	75,136,000.00	0.00	300,733.15	0.00	0.00	300,733.15	75,136,000.00
B (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	17324TAM1	4.803021%	54,907,000.00	54,907,000.00	0.00	219,766.23	0.00	0.00	219,766.23	54,907,000.00
C (EC)	NA	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			182,060,000.00	182,060,000.00	0.00	687,343.91	0.00	0.00	687,343.91	182,060,000.00

Exchangeable Certificate Details
EC	17324TAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
EC	17324TAL3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	1,980,968.20
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,826,434.40	Master Servicing Fee	4,730.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,824.58
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	195.63
ARD Interest	0.00	Operating Advisor Fee	567.34
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	270.36
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,826,434.40	Total Fees	7,798.49

Principal		Expenses/Reimbursements
Scheduled Principal	275,886.62	Reimbursement for Interest on Advances	3,064.30
Unscheduled Principal Collections		ASER Amount	60,822.17
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	49,667.86
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	275,886.62	Total Expenses/Reimbursements	113,554.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,705,081.58
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	275,886.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	1,980,968.20
Total Funds Collected	2,102,321.02	Total Funds Distributed	2,102,321.02

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	454,373,011.76	454,373,011.76	Beginning Certificate Balance	454,373,011.36
(-) Scheduled Principal Collections	275,886.62	275,886.62	(-) Principal Distributions	275,886.62
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	454,097,125.14	454,097,125.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	454,944,640.45	454,944,640.45	Ending Certificate Balance	454,097,124.74
Ending Actual Collateral Balance	454,808,276.41	454,808,276.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.40)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.40)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.80%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.29 or less	9	272,196,948.39	59.94%	(8)	4.8953	0.784682
5,000,000 to 14,999,999	4	37,673,563.94	8.30%	(3)	4.8139	1.168988	1.30 to 1.49	1	19,766,994.98	4.35%	(3)	4.9800	1.450000
15,000,000 to 24,999,999	3	62,846,175.83	13.84%	(4)	4.9506	1.267236	1.50 to 1.69	1	30,000,000.00	6.61%	(5)	4.2205	1.690000
25,000,000 to 29,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.70 to 1.89	1	87,133,181.77	19.19%	(5)	4.2715	1.750000
30,000,000 to 34,999,999	2	62,515,791.67	13.77%	(23)	4.6363	0.509325	1.90 to 2.09	0	0.00	0.00%	0	0.0000	0.000000
35,000,000 to 49,999,999	2	88,928,411.93	19.58%	(3)	4.5663	1.534700	2.1 or greater	1	45,000,000.00	9.91%	(3)	4.2210	2.330000
50,000,000 to 54,999,999	0	0.00	0.00%	0	0.0000	0.000000	Totals	13	454,097,125.14	100.00%	(6)	4.6679	1.211818
55,000,000 or greater	2	202,133,181.77	44.51%	(4)	4.6072	1.277787
Totals	13	454,097,125.14	100.00%	(6)	4.6679	1.211818
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	1	43,928,411.93	9.67%	(3)	4.9200	0.720000
							Lodging	2	32,515,791.67	7.16%	(40)	5.0200	(0.580000)
Delaware	1	11,775,457.60	2.59%	(4)	4.6590	1.170000
							Mixed Use	1	45,000,000.00	9.91%	(3)	4.2210	2.330000
Georgia	1	1,219,847.41	0.27%	(3)	4.8300	1.250000
							Office	12	229,276,287.84	50.49%	(3)	4.9006	0.979805
Indiana	1	87,133,181.77	19.19%	(5)	4.2715	1.750000
							Other	1	7,738,792.03	1.70%	(3)	4.8800	1.210000
Michigan	3	27,208,619.24	5.99%	(4)	4.8751	1.121170
							Retail	9	139,566,253.60	30.73%	(5)	4.3359	1.649986
Mississippi	1	905,255.18	0.20%	(3)	4.8300	1.250000
							Totals	25	454,097,125.14	100.00%	(6)	4.6679	1.211818
New York	3	167,738,792.03	36.94%	(3)	4.6905	1.311646

North Carolina	1	1,370,937.28	0.30%	(3)	4.8300	1.250000

Ohio	8	21,628,011.31	4.76%	(3)	4.9671	1.432791

Pennsylvania	3	53,686,911.30	11.82%	(26)	5.0082	0.153480

Texas	2	37,501,700.08	8.26%	(5)	4.3696	1.553975

Totals	25	454,097,125.14	100.00%	(6)	4.6679	1.211818

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.249% or less	2	75,000,000.00	16.52%	(4)	4.2208	2.074000	6 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.250% to 4.499%	1	87,133,181.77	19.19%	(5)	4.2715	1.750000	7 to 12 months	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.749%	1	11,775,457.60	2.59%	(4)	4.6590	1.170000	13 to 18 months	0	0.00	0.00%	0	0.0000	0.000000
	4.750% to 4.999%	8	247,672,694.10	54.54%	(3)	4.8969	0.998625	19 months or greater	13	454,097,125.14	100.00%	(6)	4.6679	1.211818
	5.000% to 5.249%	1	32,515,791.67	7.16%	(40)	5.0200	(0.580000)	Totals	13	454,097,125.14	100.00%	(6)	4.6679	1.211818
	5.250% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	454,097,125.14	100.00%	(6)	4.6679	1.211818
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	13	454,097,125.14	100.00%	(6)	4.6679	1.211818	Interest Only	3	190,000,000.00	41.84%	(3)	4.6086	1.375526
	60 to 82 months	0	0.00	0.00%	0	0.0000	0.000000	269 months or less	10	264,097,125.14	58.16%	(8)	4.7105	1.094042
	83 months or greater	0	0.00	0.00%	0	0.0000	0.000000	270 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	454,097,125.14	100.00%	(6)	4.6679	1.211818	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	13	454,097,125.14	100.00%	(6)	4.6679	1.211818
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	12	443,439,510.91	97.65%	(6)	4.6640	1.210901			No outstanding loans in this group
	13 to 24 months	1	10,657,614.23	2.35%	(3)	4.8300	1.250000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	13	454,097,125.14	100.00%	(6)	4.6679	1.211818
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

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						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10103722	1	OF	New York	NY	Actual/360	4.862%	481,426.51	0.00	0.00	N/A	01/06/26	01/06/28	115,000,000.00	115,000,000.00	04/06/26
4	10104409	1	RT	Fort Wayne	IN	Actual/360	4.271%	320,496.42	0.00	0.00	N/A	11/06/25	11/06/30	87,133,181.77	87,133,181.77	04/06/26
6	10104411	1	OF	Chandler	AZ	Actual/360	4.920%	186,446.96	79,524.56	0.00	N/A	01/06/26	--	44,007,936.49	43,928,411.93	04/06/26
7	10104412	1	MU	New York	NY	Actual/360	4.221%	163,563.75	0.00	0.00	N/A	01/06/26	--	45,000,000.00	45,000,000.00	03/06/26
8	10104413	1	LO	King of Prussia	PA	Actual/360	5.020%	140,558.54	0.00	0.00	N/A	12/06/22	06/06/25	32,515,791.67	32,515,791.67	12/06/24
10	10104415	1	RT	Lubbock	TX	Actual/360	4.221%	109,029.58	0.00	0.00	N/A	11/06/25	11/06/29	30,000,000.00	30,000,000.00	04/06/26
12	10104417	1	OF	Pittsburgh	PA	Actual/360	4.990%	91,178.39	48,236.37	0.00	N/A	12/06/25	--	21,219,356.00	21,171,119.63	03/06/26
13	10104418	1	OF	Ann Arbor	MI	Actual/360	4.886%	92,344.55	40,124.48	0.00	N/A	12/06/25	--	21,948,185.70	21,908,061.22	11/06/25
14	10104419	1	OF	Various	OH	Actual/360	4.980%	84,931.52	38,256.47	0.00	N/A	01/06/26	--	19,805,251.45	19,766,994.98	12/06/25
23	10104428	1	RT	Seaford	DE	Actual/360	4.659%	47,319.97	19,395.82	0.00	N/A	12/06/25	--	11,794,853.42	11,775,457.60	11/06/25
25	10104430	1	RT	Various	Various	Actual/360	4.830%	44,414.69	21,132.10	0.00	N/A	01/06/26	--	10,678,746.33	10,657,614.23	01/06/26
29	10104434	1	OF	Shenandoah	TX	Actual/360	4.966%	32,152.24	17,044.36	0.00	N/A	01/06/26	--	7,518,744.44	7,501,700.08	12/06/25
32	10104437	1	98	Oceanside	NY	Actual/360	4.880%	32,571.28	12,172.46	0.00	N/A	01/06/26	--	7,750,964.49	7,738,792.03	12/06/25
Totals								1,826,434.40	275,886.62	0.00				454,373,011.76	454,097,125.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	10,088,142.30	01/01/25	09/30/25	01/06/26	0.00	0.00	0.00	0.00	0.00	0.00
4	1	0.00	3,828,653.00	09/01/25	12/31/25	02/06/26	0.00	0.00	0.00	0.00	0.00	0.00
6	1	8,516,392.00	2,554,073.15	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	11,821,232.00	6,512,022.00	01/01/25	06/30/25	04/06/26	0.00	0.00	163,369.99	163,369.99	0.00	0.00
8	1	1,086,371.02	(624,826.17)	10/01/24	09/30/25	03/06/26	14,084,187.35	359,225.93	79,431.43	1,842,174.45	663,325.73	0.00
10	1	16,881,755.00	7,723,919.00	01/01/25	06/30/25	04/06/26	14,670,451.40	0.00	0.00	0.00	0.00	0.00
12	1	7,392,402.29	3,599,651.72	01/01/25	06/30/25	--	0.00	0.00	138,592.51	138,592.51	0.00	0.00
13	1	2,245,975.01	1,046,434.22	01/01/25	06/30/25	--	0.00	0.00	131,365.45	657,492.71	0.00	0.00
14	1	3,035,704.03	2,017,781.86	01/01/25	12/31/25	--	0.00	0.00	123,002.25	492,418.05	0.00	0.00
23	1	1,059,401.96	1,046,813.68	01/01/25	12/31/25	--	0.00	0.00	66,122.73	330,972.27	0.00	0.00
25	1	0.00	1,026,538.13	01/01/24	12/31/24	--	0.00	0.00	65,446.64	196,506.58	2,220.65	0.00
29	1	585,276.86	483,974.31	01/01/25	09/30/25	--	0.00	0.00	49,126.09	196,659.58	0.00	0.00
32	1	647,400.00	488,250.00	01/01/25	09/30/25	--	0.00	0.00	44,671.05	178,844.36	0.00	0.00
Totals		53,271,910.17	39,791,427.20				28,754,638.75	359,225.93	861,128.13	4,197,030.50	665,546.38	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/10/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	0	0.00	4.667868%	4.647947%	(6)
03/12/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	30,000,000.00	0	0.00	0	0.00	4.668016%	4.648086%	(5)
02/12/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	0	0.00	4.668194%	4.648253%	(4)
01/12/26	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	45,000,000.00	0	0.00	0	0.00	4.679174%	4.659493%	(3)
12/12/25	1	45,000,000.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	2	112,606,918.52	4.682389%	4.661410%	(2)
11/13/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	115,000,000.00	0	0.00	6	47,234,795.80	4.663456%	4.643923%	0
10/10/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	4	104,951,181.07	4.678652%	4.657734%	1
09/12/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	1	87,133,181.77	0	0.00	9	110,338,457.39	4.783163%	4.762271%	2
08/12/25	0	0.00	0	0.00	0	0.00	1	87,133,181.77	0	0.00	0	0.00	0	0.00	2	27,887,959.35	4.762847%	4.742322%	3
07/11/25	0	0.00	0	0.00	0	0.00	1	87,315,079.66	0	0.00	0	0.00	0	0.00	2	12,352,154.12	4.767691%	4.746871%	4
06/12/25	0	0.00	0	0.00	0	0.00	1	87,506,655.80	0	0.00	0	0.00	0	0.00	0	0.00	4.767862%	4.746813%	5
05/12/25	1	11,956,371.10	0	0.00	1	32,515,791.67	1	87,687,185.00	0	0.00	0	0.00	0	0.00	0	0.00	4.767951%	4.746897%	6
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	10104412	03/06/26	0	5	163,369.99	163,369.99	0.00	45,000,000.00	10/09/25	1
8	10104413	12/06/24	15	5	79,431.43	1,842,174.45	1,007,695.62	32,515,791.67	11/22/24	13
12	10104417	03/06/26	0	5	138,592.51	138,592.51	0.00	21,219,356.00	11/12/25	13
13	10104418	11/06/25	4	5	131,365.45	657,492.71	5,000.00	22,118,806.26	12/05/25	13
14	10104419	12/06/25	3	5	123,002.25	492,418.05	0.00	19,927,176.82	03/10/26	13
23	10104428	11/06/25	4	5	66,122.73	330,972.27	0.00	11,877,711.52	03/25/26	13
25	10104430	01/06/26	2	5	65,446.64	196,506.58	11,820.65	10,725,021.09	12/05/25	13
29	10104434	12/06/25	3	5	49,126.09	196,659.58	0.00	7,572,523.44	03/12/26	13
32	10104437	12/06/25	3	5	44,671.05	178,844.36	0.00	7,790,295.91
Totals					861,128.13	4,197,030.50	1,024,516.27	178,746,682.71
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		221,963,943	43,928,412	178,035,531		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		115,000,000	115,000,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		30,000,000	30,000,000	0		0
49 - 60 Months		87,133,182	0	0		87,133,182
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-26	454,097,125	342,232,713	0	10,657,614	101,206,798	0
Mar-26	454,373,012	276,141,118	21,219,356	55,678,746	101,333,791	0
Feb-26	454,706,787	202,133,182	0	51,276,195	201,297,410	0
Jan-26	472,914,680	202,133,182	0	0	270,781,498	0
Dec-25	513,130,320	350,309,455	45,000,000	0	117,820,865	0
Nov-25	667,118,598	604,602,806	0	0	62,515,792	0
Oct-25	728,442,971	695,927,179	0	0	32,515,792	0
Sep-25	844,922,684	812,406,892	0	0	32,515,792	0
Aug-25	956,294,832	923,779,040	0	0	32,515,792	0
Jul-25	985,450,497	952,934,705	0	0	32,515,792	0
Jun-25	999,175,933	966,660,142	0	0	32,515,792	0
May-25	1,000,455,029	955,982,866	11,956,371	0	32,515,792	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	10104411	43,928,411.93	43,928,411.93	140,000,000.00	11/10/15	2,141,778.15	0.72000	06/30/25	01/06/26	237
7	10104412	45,000,000.00	45,000,000.00	152,000,000.00	11/04/25	6,467,006.00	2.33000	06/30/25	01/06/26	I/O
8	10104413	32,515,791.67	32,515,791.67	24,000,000.00	04/10/25	(1,202,695.57)	(0.58000)	09/30/25	12/06/22	177
10	10104415	30,000,000.00	30,000,000.00	114,000,000.00	12/16/25	7,238,315.00	1.69000	06/30/25	11/06/25	I/O
12	10104417	21,171,119.63	21,219,356.00	110,600,000.00	10/20/15	3,129,690.72	1.28000	06/30/25	12/06/25	235
13	10104418	21,908,061.22	22,118,806.26	34,500,000.00	10/20/15	868,603.72	1.09000	06/30/25	12/06/25	237
14	10104419	19,766,994.98	19,927,176.82	32,300,000.00	--	1,673,995.39	1.45000	12/31/25	01/06/26	237
23	10104428	11,775,457.60	11,877,711.52	18,300,000.00	10/20/15	940,670.68	1.17000	12/31/25	12/06/25	237
25	10104430	10,657,614.23	10,725,021.09	16,835,000.00	--	983,752.73	1.25000	12/31/24	01/06/26	237
29	10104434	7,501,700.08	7,572,523.44	13,000,000.00	10/29/15	448,708.38	1.01000	09/30/25	01/06/26	236
Totals		244,225,151.34	244,884,798.73	655,535,000.00		22,689,825.20

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	10104411	OF	AZ	11/03/25	13
"	4/6/2026

The loan transferred to the Special Servicer for Imminent Default, due to the upcoming maturity 1/6/26. The loan is secured by a 6 building office complex in Chalder, AZ. Lender has obtained counsel and will dual track foreclosure with workout discussions. Borrower has requested a parcel subdivision related to a potential sale of one of the buildings, which is under review. Borrower has requested an 18-month extension.
"

7	10104412	MU	NY	10/09/25	1
"	4/6/2026

The loan transferred to Special Servicing on 10/9/2025 due to imminent maturity default. Borrower entered into a forbearance agreement from 1/6/2026 to 1/6/2028. Cash management implementation is in process. Special Servicer is monitoring property performance. Borrower is expected to comply with the terms under the forbearance agreement. The asset is 100% leased. 24-month forbearance period from 1/6/2026 to 1/6/2028. 1 yr. extension option available subject to

Lender approval. Borrower fu nded $3.4M into reserve at closing. Cash management in place.
"

8	10104413	LO	PA	11/22/24	13
"	4/6/2026

Loan transferred as a SS on 12/30/2024 for imminent default. Subject is a 306-key branded portfolio of two hotels in King of Prussia, PA, which include the 226-key full-service Crowne Plaza Hotel and 80-key limited-service

Fairfield Inn & Suites. Counsels retained. Receivership motion granted. Lender continues to pursue remedies. Portfolio is being marketed for a Receiver sale.
"

10	10104415	RT	TX	10/27/25	9
"	4/6/2026

Modification was approved and closed on 2/6/2026. Loan's new maturity date is 11/6/2029. The modification provided for a 4-year maturity extension along with the release of the former Dillard's Women's box. Borrower is contributing over $ 3,000,000 offresh equity and will be required to make interest payments on the full unpaid principal loan balance through the extended term. The loan will remain cash managed with all excess funds swept into a newly created all-purpose reserve. The 4-year extension and anchor release represent the optimal resolution and are expected to maximize recovery to the Trust. Loan is in the rehab period. LMR will be released once available.

"

12	10104417	OF	PA	11/12/25	13
"	4/6/2026

The loan transferred to Special Servicing on 11/12/2025 due to imminent maturity default. The loan matured on 12/6/2025. Special Servicer has reached out to the Borrower to determine appropriate next steps.

"

13	10104418	OF	MI	12/05/25	13
"	4/6/2026

Loan transferred to Special Servicing on 12/29/2025 due to Maturity Default on 12/6/2025. Collateral is a 221,747 SF office building built in 1988 located in Ann Arbor, MI. Major tenants at the Property include The Regents of the

Universi ty of Michigan (24.65% NRA, 12/2028 LXP), Applied Intuition Inc. (12.95% NRA, 1/2030 LXP), and Home Point Financial Corporation (14.16% NRA, 6/2025 LXP). The Property is 70% occupied as of the Q2 2025 rent roll. A PNL has been executed by all parties. Len derisdual-tracking foreclosure while continuing workout discussions.
"

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	10104419	OF	OH	03/10/26	13
"	4/6/2026	The loan was not paid in full at maturity date (1-6-26).
"

23	10104428	RT	DE	03/25/26	13
"	4/6/2026

The Loan was transferred to the Special Servicer on 3/25/2026 after the Borrower was unable to pay the Loan off at the 12/6/2025 maturity date. Collateral consists of a 198,312 SF grocery anchored shopping center built in 1985 and located in Seaford,DE (“Property”). The Property is anchored by Food Lion (36,781 SF, $7.10/SF, 10/35 LXP), with other major tenants including Rose's (45,495 SF, $3.75/SF, 2/26 LXP) and Label Shopper Stores LLC (39,795 SF, $4.52/SF,

3/32 LXP). Cash flow sweep was triggered in August 2025 after Rose's failed to provide its renewal notice six months prior to its 2/28/2026 lease expiration. As of 12/31/2025, the Property was 93% occupied and reported an NOI/DSCR of

$1.10MM/1.38x. The Lender will establish contact with the Borrower and gather information while reserving all rights under the Loan Documents.
"

25	10104430	RT	Various	12/05/25	13
"	4/6/2026

The Loan was transferred to the Special Servicer on 12/5/2025 due to Imminent Default. Borrower was unable to pay off the Loan at 1/6/2026 maturity. The collateral consists of a 85K SF retail portfolio spanning across 6 properties

(the “Portfolio”) located in Sterling Heights, MI, Hogansville, GA, Portage, MI, Dunn, NC, Hillsboro, OH, and Sandersville, MS. The Sterling Heights property is leased to Walgreens and subleased to Dollar Tree (17.0% NRA), the Hogansville property is occupied by Walgreens (13.4% NRA), the Dunn Property is occupied by Paradise Pools (19.7% NRA), the Hillsboro property is occupied by CVS (11.9% NRA), the Sandersville property is occupied by Dollar General (14.5% NRA), and the Portage property was previously occupiedby Joann (23.5% NRA) and is currently vacant after the tenant filed for bankruptcy and left the premises. As of 12/11/25 the Property was 77% occupied and reported an annualized YTD

11/30/25 NOI/DSCR of $781K/0.99x.
29	10104434	OF	TX	03/12/26	13
"	4/6/2026	The loan was not paid in full at maturity date (1/6/26).
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

					Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
1	10103722	1	0.00	4.86153%	0.00	4.86153%	1	10/06/25	10/06/25	10/23/25
4	10104409	1	0.00	4.27150%	0.00	4.27150%	9	08/28/25	08/28/25	09/05/25
7	10104412	1	0.00	4.22100%	0.00	4.22100%	10	12/24/25	12/24/25	12/24/25
8	10104413	1	35,522,108.61	5.02000%	35,522,108.61	5.02000%	10	10/16/20	10/16/20	09/06/20
8	10104413	1	0.00	5.02000%	0.00	5.02000%	1	06/06/23	06/06/23	06/06/23
8	10104413	1	0.00	5.02000%	0.00	5.02000%	9	01/05/24	01/05/24	01/05/24
10	10104415	1	0.00	4.22050%	0.00	4.22050%	1	02/06/26	11/06/25	02/16/26
20	10104425	1	0.00	4.83400%	0.00	4.83400%	10	10/09/20	10/09/20	10/09/20
28	10104433	1	0.00	5.00300%	8,909,547.09	5.00300%	9	11/06/20	11/06/20	01/11/21
Totals			35,522,108.61		44,431,655.70
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	9,473.93	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	9,687.50	0.00	0.00	0.00	0.00	0.00	2,431.77	0.00	0.00	0.00
8	0.00	0.00	6,999.93	0.00	0.00	60,822.17	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	450.53	0.00	0.00	0.00
12	0.00	0.00	4,568.06	0.00	0.00	0.00	0.00	0.00	182.00	0.00	0.00	0.00
13	0.00	0.00	4,724.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,713.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	49,667.86	0.00	0.00	60,822.17	0.00	0.00	3,064.30	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		113,554.33

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28